Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share

	June 30,	June 30,
	2012	2011
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	243,142,310
Debentures convertible into common stock	55,308,960	35,308,960
Preferred shares convertible into common stock	99,555,549	-
Total	417,794,763	279,284,603

	December 31, 2011	December 31, 2010
Stock options outstanding	833,333	833,333
Warrants to purchase common stock	262,096,921	90,191,077
Debentures convertible into common stock	55,308,960	47,414,223
Preferred shares convertible into common stock	139,555,546	—
Total	457,794,760	138,438,633